Cash flow information - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Non-cash investing and financing activities related to business acquisitions through accounts payables	R$ 7,490
Non-cash investing and financing activities related to business acquisitions through contingent consideration	4,175
Non-cash investing and financing activities related to acquisition of investment in associates through accounts payables	72,755
Non-Cash Investing And Financing Activities For Acquisition Of Investment In Associates, Contingent consideration	14,556
Non-cash investing and financing activities related to acquisition of investment in associates through private issuance of shares	70,030
Investing cashflow reconciliation from prior periods transactions related installments of business acquisitions	R$ 14,865